Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 40,678	$ 38,960	$ 42,645
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and accretion	1,894	1,004	171
Depreciation of premises and equipment	4,508	4,675	4,746
Provision for loan losses	4,600	7,093	6,994
Deferred income tax (benefit) expense	(2,290)	(1,235)	8,647
Accretion of gain from sale of interest rate floors	(295)	(2,768)	(6,224)
Net periodic pension cost	386	232	200
Increase in value of bank-owned life insurance	(3,183)	(3,397)	(3,270)
Proceeds from bank-owned life insurance	601	657	282
Stock-based compensation expense	1,066	830	564
Loss on sale of premises and equipment	25	33	87
Net realized investment securities (gains) losses	(2,483)	4,667	6,164
Change in accrued interest receivable	171	705	1,055
Change in other assets	(5,218)	3,296	(6,178)
Change in other liabilities	15,547	8,027	(30,852)
Net Cash Provided by Operating Activities	56,007	62,779	25,031
Investing Activities
Proceeds from maturities and calls of securities held to maturity	1,080	3,216	1,200
Proceeds from sale of money market and mutual fund available-for-sale securities	617,230	903,650	808,313
Purchases of money market and mutual fund available-for-sale securities	(617,337)	(888,336)	(823,385)
Proceeds from sales of securities available-for-sale	56,835	11,195	3,791
Proceeds from maturities and calls of securities available-for-sale	115,884	119,655	96,611
Purchases of securities available-for-sale	(115,215)	(91,404)	(129,376)
Net (increase) decrease in loans	(111,924)	(79,520)	10,868
Purchases of premises and equipment	(4,615)	(5,045)	(8,888)
Net Cash Used in Investing Activities	(58,062)	(26,589)	(40,866)
Financing Activities
Net increase in noninterest-bearing deposits	31,098	9,487	29,910
Net increase (decrease) in interest-bearing deposits	18,795	(1,834)	92,682
Net increase (decrease) in short-term borrowings	76,340	(6,005)	(78,134)
Repayment of long-term debt	0	(78)	(85)
Purchases of treasury stock	(23,790)	(12,902)	(3,886)
Proceeds from stock options exercises, net	262	236	29
Dividends paid	(20,630)	(21,350)	(21,675)
Net Cash Provided by (Used in) Financing Activities	82,075	(32,446)	18,841
Increase in Cash and Cash Equivalents	80,020	3,744	3,006
Cash and cash equivalents at beginning of year	66,379	62,635	59,629
Cash and Cash Equivalents at End of Year	$ 146,399	$ 66,379	$ 62,635